Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Transamerica Series Trust
Entity Central Index Key	0000778207
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000197832
Shareholder Report [Line Items]
Fund Name	Transamerica 60/40 Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.44%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1],[2]
AssetsNet	$ 83,460,851
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$83,460,851
Number of Portfolio Holdings	4
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	45.3%
U.S. Fixed Income Funds	39.7
International Equity Funds	15.1
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica S&P 500 Index VP, Initial Class	45.3%
Transamerica Short-Term Bond, Class I2	19.9
Transamerica Core Bond, Class I2	19.8
Transamerica MSCI EAFE Index VP, Initial Class	15.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021467
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Bond VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.53%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[3],[4]
AssetsNet	$ 1,773,412,069
Holdings Count | Holding	524
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,773,412,069
Number of Portfolio Holdings	524
Portfolio Turnover Rate	42%
Average MaturityFootnote Reference§	7.86 years
DurationFootnote Reference†	5.79 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	43.2%
U.S. Government Obligations	16.6
Mortgage-Backed Securities	14.6
Asset-Backed Securities	12.1
U.S. Government Agency Obligations	10.3
Commercial Paper	4.8
Foreign Government Obligations	1.1
Other Investment Company	1.0
Short-Term U.S. Government Obligations	0.4
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	26.9%
AAA	19.6
AA	3.3
A	11.9
BBB	24.5
BB	9.0
B	2.1
CCC	0.4
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.00%, 07/01/2056	1.9%
U.S. Treasury Bonds, 3.88%, 05/15/2043	1.5
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2056	1.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2056	1.1
Uniform Mortgage-Backed Security, TBA, 6.00%, 07/01/2056	1.0
Federal Home Loan Mortgage Corp., 5.00%, 05/01/2056	1.0
U.S. Treasury Bonds, 4.63%, 11/15/2055	1.0
Sumitomo Mitsui Trust Bank Ltd., 3.96%, 07/21/2026	1.0
U.S. Treasury Bonds, 1.25%, 05/15/2050	0.9
U.S. Treasury Notes, 4.13%, 04/30/2033	0.9

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021468
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Bond VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.78%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[5],[6]
AssetsNet	$ 1,773,412,069
Holdings Count | Holding	524
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,773,412,069
Number of Portfolio Holdings	524
Portfolio Turnover Rate	42%
Average MaturityFootnote Reference§	7.86 years
DurationFootnote Reference†	5.79 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	43.2%
U.S. Government Obligations	16.6
Mortgage-Backed Securities	14.6
Asset-Backed Securities	12.1
U.S. Government Agency Obligations	10.3
Commercial Paper	4.8
Foreign Government Obligations	1.1
Other Investment Company	1.0
Short-Term U.S. Government Obligations	0.4
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	26.9%
AAA	19.6
AA	3.3
A	11.9
BBB	24.5
BB	9.0
B	2.1
CCC	0.4
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.00%, 07/01/2056	1.9%
U.S. Treasury Bonds, 3.88%, 05/15/2043	1.5
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2056	1.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2056	1.1
Uniform Mortgage-Backed Security, TBA, 6.00%, 07/01/2056	1.0
Federal Home Loan Mortgage Corp., 5.00%, 05/01/2056	1.0
U.S. Treasury Bonds, 4.63%, 11/15/2055	1.0
Sumitomo Mitsui Trust Bank Ltd., 3.96%, 07/21/2026	1.0
U.S. Treasury Bonds, 1.25%, 05/15/2050	0.9
U.S. Treasury Notes, 4.13%, 04/30/2033	0.9

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021437
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Core Bond VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$22	0.45%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[7],[8]
AssetsNet	$ 1,426,639,770
Holdings Count | Holding	709
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,426,639,770
Number of Portfolio Holdings	709
Portfolio Turnover Rate	44%
Average MaturityFootnote Reference§	7.95 years
DurationFootnote Reference†	5.81 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	33.9%
U.S. Government Obligations	26.2
U.S. Government Agency Obligations	24.2
Commercial Paper	19.9
Mortgage-Backed Securities	7.5
Asset-Backed Securities	5.8
Short-Term U.S. Government Obligations	2.3
Other Investment Company	0.6
Foreign Government Obligations	0.6
Net Other Assets (Liabilities)Footnote Reference^	(21.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	50.4%
AAA	12.4
AA	1.1
A	8.7
BBB	22.0
BB	3.3
B	0.0Footnote Reference*
CCC	0.0Footnote Reference*
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2056	4.0%
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2056	3.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2056	2.9
Uniform Mortgage-Backed Security, TBA, 5.00%, 07/01/2056	2.2
Uniform Mortgage-Backed Security, TBA, 4.50%, 07/01/2056	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 07/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 6.00%, 07/01/2056	1.9
U.S. Treasury Notes, 2.75%, 08/15/2032	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 07/01/2056	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 07/01/2056	1.2

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021438
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Core Bond VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.70%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[9],[10]
AssetsNet	$ 1,426,639,770
Holdings Count | Holding	709
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,426,639,770
Number of Portfolio Holdings	709
Portfolio Turnover Rate	44%
Average MaturityFootnote Reference§	7.95 years
DurationFootnote Reference†	5.81 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	33.9%
U.S. Government Obligations	26.2
U.S. Government Agency Obligations	24.2
Commercial Paper	19.9
Mortgage-Backed Securities	7.5
Asset-Backed Securities	5.8
Short-Term U.S. Government Obligations	2.3
Other Investment Company	0.6
Foreign Government Obligations	0.6
Net Other Assets (Liabilities)Footnote Reference^	(21.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	50.4%
AAA	12.4
AA	1.1
A	8.7
BBB	22.0
BB	3.3
B	0.0Footnote Reference*
CCC	0.0Footnote Reference*
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2056	4.0%
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2056	3.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2056	2.9
Uniform Mortgage-Backed Security, TBA, 5.00%, 07/01/2056	2.2
Uniform Mortgage-Backed Security, TBA, 4.50%, 07/01/2056	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 07/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 6.00%, 07/01/2056	1.9
U.S. Treasury Notes, 2.75%, 08/15/2032	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 07/01/2056	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 07/01/2056	1.2

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021463
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon High Yield Bond VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$32	0.63%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[11],[12]
AssetsNet	$ 242,062,244
Holdings Count | Holding	374
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$242,062,244
Number of Portfolio Holdings	374
Portfolio Turnover Rate	24%
Average MaturityFootnote Reference§	4.41 years
DurationFootnote Reference†	2.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	93.8%
Other Investment Company	7.1
Loan Assignments	1.9
Common Stocks	0.2
Net Other Assets (Liabilities)Footnote Reference^	(3.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
BBB	11.2%
BB	46.7
B	32.3
CCC	5.5
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ILFC E-Capital Trust I, 6.48%, 12/21/2065	0.9%
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	0.8
Constellation Insurance, Inc., 6.80%, 01/24/2030	0.8
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.8
VZ Secured Financing BV, 5.00%, 01/15/2032	0.8
UKG, Inc., 6.88%, 02/01/2031	0.7
Alpha Generation LLC, 6.25%, 01/15/2034	0.7
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031	0.7
UWM Holdings LLC, 6.63%, 02/01/2030	0.7
NCR Voyix Corp., 5.00%, 10/01/2028	0.7

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021464
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon High Yield Bond VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.88%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[13],[14]
AssetsNet	$ 242,062,244
Holdings Count | Holding	374
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$242,062,244
Number of Portfolio Holdings	374
Portfolio Turnover Rate	24%
Average MaturityFootnote Reference§	4.41 years
DurationFootnote Reference†	2.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	93.8%
Other Investment Company	7.1
Loan Assignments	1.9
Common Stocks	0.2
Net Other Assets (Liabilities)Footnote Reference^	(3.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
BBB	11.2%
BB	46.7
B	32.3
CCC	5.5
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ILFC E-Capital Trust I, 6.48%, 12/21/2065	0.9%
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	0.8
Constellation Insurance, Inc., 6.80%, 01/24/2030	0.8
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.8
VZ Secured Financing BV, 5.00%, 01/15/2032	0.8
UKG, Inc., 6.88%, 02/01/2031	0.7
Alpha Generation LLC, 6.25%, 01/15/2034	0.7
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031	0.7
UWM Holdings LLC, 6.63%, 02/01/2030	0.7
NCR Voyix Corp., 5.00%, 10/01/2028	0.7

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021461
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Sustainable Equity Income VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$39	0.72%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%	[15],[16]
AssetsNet	$ 522,385,155
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$522,385,155
Number of Portfolio Holdings	43
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	25.8%
Financials	18.9
Industrials	15.0
Health Care	14.8
Materials	7.2
Consumer Staples	6.0
Consumer Discretionary	5.4
Real Estate	3.6
Communication Services	2.2
Utilities	1.0
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Apple, Inc.	5.0%
Cisco Systems, Inc.	4.8
Microsoft Corp.	4.6
Morgan Stanley	3.5
AbbVie, Inc.	3.5
Citizens Financial Group, Inc.	3.1
Gilead Sciences, Inc.	3.0
KLA Corp.	3.0
Linde PLC	3.0
WESCO International, Inc.	2.9

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021462
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Sustainable Equity Income VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	0.97%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.97%	[17],[18]
AssetsNet	$ 522,385,155
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$522,385,155
Number of Portfolio Holdings	43
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	25.8%
Financials	18.9
Industrials	15.0
Health Care	14.8
Materials	7.2
Consumer Staples	6.0
Consumer Discretionary	5.4
Real Estate	3.6
Communication Services	2.2
Utilities	1.0
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Apple, Inc.	5.0%
Cisco Systems, Inc.	4.8
Microsoft Corp.	4.6
Morgan Stanley	3.5
AbbVie, Inc.	3.5
Citizens Financial Group, Inc.	3.1
Gilead Sciences, Inc.	3.0
KLA Corp.	3.0
Linde PLC	3.0
WESCO International, Inc.	2.9

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021497
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon U.S. Government Securities VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$28	0.56%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[19],[20]
AssetsNet	$ 170,336,800
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$170,336,800
Number of Portfolio Holdings	108
Portfolio Turnover Rate	40%
Average MaturityFootnote Reference§	9.60 years
DurationFootnote Reference†	5.63 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	49.0%
U.S. Government Agency Obligations	44.8
Corporate Debt Securities	2.7
Repurchase Agreements	1.1
Other Investment Company	0.8
Asset-Backed Securities	0.6
Mortgage-Backed Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.9
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	93.8%
AAA	0.6
AA	0.6
A	1.3
BBB	0.9
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Federal Farm Credit Banks Funding Corp., 2.04%, 09/24/2029	5.5%
Federal National Mortgage Association, 0.88%, 08/05/2030	4.3
Tennessee Valley Authority, 5.25%, 02/01/2055	3.5
Federal National Mortgage Association, 2.50%, 07/01/2052	3.4
Tennessee Valley Authority, 4.88%, 01/15/2048	3.4
Federal Home Loan Banks, 4.75%, 12/10/2032	3.0
Federal Farm Credit Banks Funding Corp., 4.25%, 02/24/2028	2.9
Tennessee Valley Authority, 4.38%, 08/01/2034	2.9
Federal National Mortgage Association, 5.00%, 03/01/2056	2.8
Federal Home Loan Mortgage Corp., 4.00%, 02/01/2041	2.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021498
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon U.S. Government Securities VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.81%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[21],[22]
AssetsNet	$ 170,336,800
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$170,336,800
Number of Portfolio Holdings	108
Portfolio Turnover Rate	40%
Average MaturityFootnote Reference§	9.60 years
DurationFootnote Reference†	5.63 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	49.0%
U.S. Government Agency Obligations	44.8
Corporate Debt Securities	2.7
Repurchase Agreements	1.1
Other Investment Company	0.8
Asset-Backed Securities	0.6
Mortgage-Backed Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.9
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	93.8%
AAA	0.6
AA	0.6
A	1.3
BBB	0.9
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Federal Farm Credit Banks Funding Corp., 2.04%, 09/24/2029	5.5%
Federal National Mortgage Association, 0.88%, 08/05/2030	4.3
Tennessee Valley Authority, 5.25%, 02/01/2055	3.5
Federal National Mortgage Association, 2.50%, 07/01/2052	3.4
Tennessee Valley Authority, 4.88%, 01/15/2048	3.4
Federal Home Loan Banks, 4.75%, 12/10/2032	3.0
Federal Farm Credit Banks Funding Corp., 4.25%, 02/24/2028	2.9
Tennessee Valley Authority, 4.38%, 08/01/2034	2.9
Federal National Mortgage Association, 5.00%, 03/01/2056	2.8
Federal Home Loan Mortgage Corp., 4.00%, 02/01/2041	2.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000154895
Shareholder Report [Line Items]
Fund Name	Transamerica American Funds Managed Risk VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.81%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[23],[24]
AssetsNet	$ 772,689,820
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$772,689,820
Number of Portfolio Holdings	1
Portfolio Turnover Rate	1%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Investment Companies	96.4%
Net Other Assets (Liabilities)Footnote Reference^	3.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
American Funds Insurance Series - Asset Allocation Fund	96.4%

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021493
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Government Money Market VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$15	0.30%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[25],[26]
AssetsNet	$ 657,656,883
Holdings Count | Holding	180
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$657,656,883
Number of Portfolio Holdings	180
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.09 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	38.6%
Short-Term U.S. Government Obligations	19.7
Short-Term U.S. Government Agency Obligations	19.2
U.S. Government Obligations	13.0
U.S. Government Agency Obligations	10.5
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.87%, 01/31/2027	2.3%
U.S. Treasury Bills, 3.69%, 08/11/2026	2.1
U.S. Treasury Bills, 3.85%, 09/03/2026	1.9
U.S. Treasury Floating Rate Notes, 3.97%, 10/31/2027	1.8
U.S. Treasury Floating Rate Notes, 3.98%, 10/31/2026	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.6
U.S. Treasury Bills, 3.68%, 08/20/2026	1.5
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.69%, 08/13/2026	1.4
U.S. Treasury Notes, 4.13%, 02/28/2027	1.2

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021494
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Government Money Market VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.55%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[27],[28]
AssetsNet	$ 657,656,883
Holdings Count | Holding	180
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$657,656,883
Number of Portfolio Holdings	180
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.09 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	38.6%
Short-Term U.S. Government Obligations	19.7
Short-Term U.S. Government Agency Obligations	19.2
U.S. Government Obligations	13.0
U.S. Government Agency Obligations	10.5
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.87%, 01/31/2027	2.3%
U.S. Treasury Bills, 3.69%, 08/11/2026	2.1
U.S. Treasury Bills, 3.85%, 09/03/2026	1.9
U.S. Treasury Floating Rate Notes, 3.97%, 10/31/2027	1.8
U.S. Treasury Floating Rate Notes, 3.98%, 10/31/2026	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.6
U.S. Treasury Bills, 3.68%, 08/20/2026	1.5
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.69%, 08/13/2026	1.4
U.S. Treasury Notes, 4.13%, 02/28/2027	1.2

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099459
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.51%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[29],[30]
AssetsNet	$ 182,122,383
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$182,122,383
Number of Portfolio Holdings	9
Portfolio Turnover Rate	29%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	62.5%
U.S. Equity Funds	23.3
International Equity Funds	12.6
Other Investment Company	7.2
Net Other Assets (Liabilities)Footnote Reference^	(5.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	32.4%
iShares Core S&P 500 ETF	19.3
iShares 7-10 Year Treasury Bond ETF	12.5
iShares MSCI EAFE ETF	11.5
iShares 0-1 Year Treasury Bond ETF	10.3
iShares iBoxx USD Investment Grade Corporate Bond ETF	4.8
iShares Russell 2000 ETF	4.0
iShares U.S. Treasury Bond ETF	2.5
iShares MSCI Japan ETF	1.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099460
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.76%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[31],[32]
AssetsNet	$ 182,122,383
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$182,122,383
Number of Portfolio Holdings	9
Portfolio Turnover Rate	29%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	62.5%
U.S. Equity Funds	23.3
International Equity Funds	12.6
Other Investment Company	7.2
Net Other Assets (Liabilities)Footnote Reference^	(5.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	32.4%
iShares Core S&P 500 ETF	19.3
iShares 7-10 Year Treasury Bond ETF	12.5
iShares MSCI EAFE ETF	11.5
iShares 0-1 Year Treasury Bond ETF	10.3
iShares iBoxx USD Investment Grade Corporate Bond ETF	4.8
iShares Russell 2000 ETF	4.0
iShares U.S. Treasury Bond ETF	2.5
iShares MSCI Japan ETF	1.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099461
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.50%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[33],[34]
AssetsNet	$ 322,558,954
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$322,558,954
Number of Portfolio Holdings	9
Portfolio Turnover Rate	31%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	49.3%
U.S. Fixed Income Funds	23.8
International Equity Funds	23.1
Other Investment Company	2.5
Net Other Assets (Liabilities)Footnote Reference^	1.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P 500 ETF	42.2%
iShares Core MSCI EAFE ETF	11.6
iShares MSCI EAFE ETF	10.2
iShares 0-1 Year Treasury Bond ETF	10.2
iShares 7-10 Year Treasury Bond ETF	9.3
iShares Russell 2000 ETF	7.1
iShares Core U.S. Aggregate Bond ETF	2.4
iShares iBoxx USD Investment Grade Corporate Bond ETF	1.9
iShares MSCI Japan ETF	1.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099462
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.75%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[35],[36]
AssetsNet	$ 322,558,954
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$322,558,954
Number of Portfolio Holdings	9
Portfolio Turnover Rate	31%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	49.3%
U.S. Fixed Income Funds	23.8
International Equity Funds	23.1
Other Investment Company	2.5
Net Other Assets (Liabilities)Footnote Reference^	1.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P 500 ETF	42.2%
iShares Core MSCI EAFE ETF	11.6
iShares MSCI EAFE ETF	10.2
iShares 0-1 Year Treasury Bond ETF	10.2
iShares 7-10 Year Treasury Bond ETF	9.3
iShares Russell 2000 ETF	7.1
iShares Core U.S. Aggregate Bond ETF	2.4
iShares iBoxx USD Investment Grade Corporate Bond ETF	1.9
iShares MSCI Japan ETF	1.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099463
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$25	0.48%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[37],[38]
AssetsNet	$ 794,570,026
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$794,570,026
Number of Portfolio Holdings	10
Portfolio Turnover Rate	20%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	47.3%
U.S. Equity Funds	34.4
International Equity Funds	17.9
Other Investment Company	7.5
Net Other Assets (Liabilities)Footnote Reference^	(7.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P 500 ETF	29.2%
iShares Core U.S. Aggregate Bond ETF	20.8
iShares MSCI EAFE ETF	15.5
iShares 0-1 Year Treasury Bond ETF	13.9
iShares 7-10 Year Treasury Bond ETF	8.8
iShares Russell 2000 ETF	5.2
iShares iBoxx USD Investment Grade Corporate Bond ETF	3.4
iShares MSCI Japan ETF	1.3
iShares Core MSCI EAFE ETF	1.1
iShares U.S. Treasury Bond ETF	0.4

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099464
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.73%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[39],[40]
AssetsNet	$ 794,570,026
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$794,570,026
Number of Portfolio Holdings	10
Portfolio Turnover Rate	20%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	47.3%
U.S. Equity Funds	34.4
International Equity Funds	17.9
Other Investment Company	7.5
Net Other Assets (Liabilities)Footnote Reference^	(7.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P 500 ETF	29.2%
iShares Core U.S. Aggregate Bond ETF	20.8
iShares MSCI EAFE ETF	15.5
iShares 0-1 Year Treasury Bond ETF	13.9
iShares 7-10 Year Treasury Bond ETF	8.8
iShares Russell 2000 ETF	5.2
iShares iBoxx USD Investment Grade Corporate Bond ETF	3.4
iShares MSCI Japan ETF	1.3
iShares Core MSCI EAFE ETF	1.1
iShares U.S. Treasury Bond ETF	0.4

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000112676
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.74%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[41],[42]
AssetsNet	$ 593,954,712
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$593,954,712
Number of Portfolio Holdings	8
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	49.2%
U.S. Equity Funds	33.8
International Equity Funds	16.8
Other Investment Company	2.7
Net Other Assets (Liabilities)Footnote Reference^	(2.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P 500 ETF	33.8%
iShares 7-10 Year Treasury Bond ETF	19.0
iShares Core U.S. Aggregate Bond ETF	16.0
iShares MSCI EAFE ETF	15.4
iShares 0-1 Year Treasury Bond ETF	11.7
iShares iBoxx USD Investment Grade Corporate Bond ETF	2.5
iShares MSCI Japan ETF	1.1
iShares Core MSCI EAFE ETF	0.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000112678
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.75%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[43],[44]
AssetsNet	$ 277,187,685
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$277,187,685
Number of Portfolio Holdings	8
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	48.9%
U.S. Fixed Income Funds	29.2
International Equity Funds	21.7
Other Investment Company	1.5
Net Other Assets (Liabilities)Footnote Reference^	(1.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P 500 ETF	48.9%
iShares Core MSCI EAFE ETF	13.2
iShares 0-1 Year Treasury Bond ETF	11.5
iShares 7-10 Year Treasury Bond ETF	8.8
iShares MSCI EAFE ETF	7.4
iShares Core U.S. Aggregate Bond ETF	7.4
iShares iBoxx USD Investment Grade Corporate Bond ETF	1.5
iShares MSCI Japan ETF	1.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000167274
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 100 VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.56%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[45],[46]
AssetsNet	$ 88,208,032
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$88,208,032
Number of Portfolio Holdings	7
Portfolio Turnover Rate	9%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	75.3%
International Equity Funds	24.7
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares MSCI EAFE Min Vol Factor ETF	19.2%
iShares MSCI USA Momentum Factor ETF	16.8
iShares MSCI USA Value Factor ETF	16.3
iShares MSCI USA Quality Factor ETF	16.2
iShares MSCI USA Min Vol Factor ETF	16.1
iShares MSCI USA Size Factor ETF	9.9
iShares MSCI Emerging Markets Min Vol Factor ETF	5.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021485
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 40 VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$16	0.31%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[47],[48]
AssetsNet	$ 193,977,905
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$193,977,905
Number of Portfolio Holdings	9
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	59.2%
U.S. Equity Funds	30.9
International Equity Funds	9.9
Other Investment Company	5.0
Net Other Assets (Liabilities)Footnote Reference^	(5.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	49.5%
iShares Broad USD Investment Grade Corporate Bond ETF	9.7
iShares MSCI EAFE Min Vol Factor ETF	7.4
iShares MSCI USA Momentum Factor ETF	6.9
iShares MSCI USA Quality Factor ETF	6.8
iShares MSCI USA Value Factor ETF	6.7
iShares MSCI USA Min Vol Factor ETF	6.2
iShares MSCI USA Size Factor ETF	4.2
iShares MSCI Emerging Markets Min Vol Factor ETF	2.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021486
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 40 VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.56%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[49],[50]
AssetsNet	$ 193,977,905
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$193,977,905
Number of Portfolio Holdings	9
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	59.2%
U.S. Equity Funds	30.9
International Equity Funds	9.9
Other Investment Company	5.0
Net Other Assets (Liabilities)Footnote Reference^	(5.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	49.5%
iShares Broad USD Investment Grade Corporate Bond ETF	9.7
iShares MSCI EAFE Min Vol Factor ETF	7.4
iShares MSCI USA Momentum Factor ETF	6.9
iShares MSCI USA Quality Factor ETF	6.8
iShares MSCI USA Value Factor ETF	6.7
iShares MSCI USA Min Vol Factor ETF	6.2
iShares MSCI USA Size Factor ETF	4.2
iShares MSCI Emerging Markets Min Vol Factor ETF	2.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000167272
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 50 VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.54%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[51],[52]
AssetsNet	$ 410,562,444
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$410,562,444
Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	49.5%
U.S. Equity Funds	38.1
International Equity Funds	12.3
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	49.5%
iShares MSCI EAFE Min Vol Factor ETF	9.4
iShares MSCI USA Momentum Factor ETF	8.5
iShares MSCI USA Quality Factor ETF	8.4
iShares MSCI USA Value Factor ETF	8.2
iShares MSCI USA Min Vol Factor ETF	7.9
iShares MSCI USA Size Factor ETF	5.1
iShares MSCI Emerging Markets Min Vol Factor ETF	2.9

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000167273
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 75 VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.55%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[53],[54]
AssetsNet	$ 153,331,464
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$153,331,464
Number of Portfolio Holdings	8
Portfolio Turnover Rate	8%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	56.7%
U.S. Fixed Income Funds	24.8
International Equity Funds	18.6
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	24.7%
iShares MSCI EAFE Min Vol Factor ETF	14.5
iShares MSCI USA Momentum Factor ETF	12.7
iShares MSCI USA Value Factor ETF	12.3
iShares MSCI USA Quality Factor ETF	12.2
iShares MSCI USA Min Vol Factor ETF	12.1
iShares MSCI USA Size Factor ETF	7.4
iShares MSCI Emerging Markets Min Vol Factor ETF	4.2

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074412
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Balanced VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$24	0.47%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[55],[56]
AssetsNet	$ 301,723,285
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$301,723,285
Number of Portfolio Holdings	13
Portfolio Turnover Rate	20%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	49.3%
U.S. Equity Funds	30.5
International Equity Funds	19.9
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P Total U.S. Stock Market ETF	21.5%
iShares 0-1 Year Treasury Bond ETF	21.3
iShares Core U.S. Aggregate Bond ETF	17.9
iShares Core S&P 500 ETF	9.0
iShares Broad USD Investment Grade Corporate Bond ETF	6.1
iShares Core MSCI EAFE ETF	5.8
iShares MSCI EAFE ETF	5.3
iShares MSCI Emerging Markets ETF	3.5
iShares 7-10 Year Treasury Bond ETF	2.9
iShares Core MSCI Emerging Markets ETF	2.7

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074411
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.72%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[57],[58]
AssetsNet	$ 301,723,285
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$301,723,285
Number of Portfolio Holdings	13
Portfolio Turnover Rate	20%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	49.3%
U.S. Equity Funds	30.5
International Equity Funds	19.9
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P Total U.S. Stock Market ETF	21.5%
iShares 0-1 Year Treasury Bond ETF	21.3
iShares Core U.S. Aggregate Bond ETF	17.9
iShares Core S&P 500 ETF	9.0
iShares Broad USD Investment Grade Corporate Bond ETF	6.1
iShares Core MSCI EAFE ETF	5.8
iShares MSCI EAFE ETF	5.3
iShares MSCI Emerging Markets ETF	3.5
iShares 7-10 Year Treasury Bond ETF	2.9
iShares Core MSCI Emerging Markets ETF	2.7

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074416
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Conservative VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$24	0.48%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[59],[60]
AssetsNet	$ 144,471,744
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$144,471,744
Number of Portfolio Holdings	13
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	64.1%
U.S. Equity Funds	20.7
International Equity Funds	14.5
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	31.0%
iShares 0-1 Year Treasury Bond ETF	21.2
iShares Core S&P Total U.S. Stock Market ETF	16.0
iShares Broad USD Investment Grade Corporate Bond ETF	8.0
iShares Core S&P 500 ETF	4.7
iShares Core MSCI EAFE ETF	4.4
iShares MSCI EAFE ETF	3.5
iShares 7-10 Year Treasury Bond ETF	2.9
iShares Core MSCI Emerging Markets ETF	2.5
iShares MSCI Emerging Markets ETF	1.9

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074415
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Conservative VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.73%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[61],[62]
AssetsNet	$ 144,471,744
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$144,471,744
Number of Portfolio Holdings	13
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	64.1%
U.S. Equity Funds	20.7
International Equity Funds	14.5
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	31.0%
iShares 0-1 Year Treasury Bond ETF	21.2
iShares Core S&P Total U.S. Stock Market ETF	16.0
iShares Broad USD Investment Grade Corporate Bond ETF	8.0
iShares Core S&P 500 ETF	4.7
iShares Core MSCI EAFE ETF	4.4
iShares MSCI EAFE ETF	3.5
iShares 7-10 Year Treasury Bond ETF	2.9
iShares Core MSCI Emerging Markets ETF	2.5
iShares MSCI Emerging Markets ETF	1.9

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074414
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.51%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[63],[64]
AssetsNet	$ 233,405,251
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$233,405,251
Number of Portfolio Holdings	12
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	43.0%
U.S. Fixed Income Funds	29.0
International Equity Funds	27.4
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P Total U.S. Stock Market ETF	27.6%
iShares 0-1 Year Treasury Bond ETF	20.8
iShares Core S&P 500 ETF	15.4
iShares Core MSCI EAFE ETF	7.9
iShares MSCI EAFE ETF	7.6
iShares Core U.S. Aggregate Bond ETF	4.8
iShares Core MSCI Emerging Markets ETF	4.7
iShares MSCI Emerging Markets ETF	3.9
iShares 7-10 Year Treasury Bond ETF	2.9
iShares MSCI Canada ETF	2.2

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074413
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.76%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[65],[66]
AssetsNet	$ 233,405,251
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$233,405,251
Number of Portfolio Holdings	12
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	43.0%
U.S. Fixed Income Funds	29.0
International Equity Funds	27.4
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P Total U.S. Stock Market ETF	27.6%
iShares 0-1 Year Treasury Bond ETF	20.8
iShares Core S&P 500 ETF	15.4
iShares Core MSCI EAFE ETF	7.9
iShares MSCI EAFE ETF	7.6
iShares Core U.S. Aggregate Bond ETF	4.8
iShares Core MSCI Emerging Markets ETF	4.7
iShares MSCI Emerging Markets ETF	3.9
iShares 7-10 Year Treasury Bond ETF	2.9
iShares MSCI Canada ETF	2.2

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021441
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Real Estate Securities VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$47	0.90%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[67],[68]
AssetsNet	$ 208,606,300
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$208,606,300
Number of Portfolio Holdings	73
Portfolio Turnover Rate	52%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Real Estate	95.0%
Information Technology	1.0
Consumer Discretionary	0.7
Other Investment Company	1.7
Net Other Assets (Liabilities)Footnote Reference^	1.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Equinix, Inc., REIT	6.3%
Welltower, Inc., REIT	6.2
Prologis, Inc., REIT	5.5
Public Storage, REIT	3.0
WP Carey, Inc., REIT	2.9
Equity Residential, REIT	2.9
Iron Mountain, Inc., REIT	2.7
Mitsui Fudosan Co. Ltd.	2.6
Goodman Group, REIT	2.6
American Healthcare Inc., REIT	2.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021442
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Real Estate Securities VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$60	1.15%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[69],[70]
AssetsNet	$ 208,606,300
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$208,606,300
Number of Portfolio Holdings	73
Portfolio Turnover Rate	52%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Real Estate	95.0%
Information Technology	1.0
Consumer Discretionary	0.7
Other Investment Company	1.7
Net Other Assets (Liabilities)Footnote Reference^	1.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Equinix, Inc., REIT	6.3%
Welltower, Inc., REIT	6.2
Prologis, Inc., REIT	5.5
Public Storage, REIT	3.0
WP Carey, Inc., REIT	2.9
Equity Residential, REIT	2.9
Iron Mountain, Inc., REIT	2.7
Mitsui Fudosan Co. Ltd.	2.6
Goodman Group, REIT	2.6
American Healthcare Inc., REIT	2.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076203
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Tactical Allocation VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$9	0.17%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[71],[72]
AssetsNet	$ 736,636,668
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$736,636,668
Number of Portfolio Holdings	18
Portfolio Turnover Rate	39%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	49.5%
U.S. Fixed Income Funds	35.7
International Equity Funds	14.5
Other Investment Company	0.0Footnote Reference*
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Aegon Core Bond VP, Initial Class	28.3%
Transamerica JPMorgan Enhanced Index VP, Initial Class	19.6
Transamerica WMC US Growth VP, Initial Class	13.0
Transamerica Large Cap Value, Class I2	12.2
Transamerica TSW International Equity VP, Initial Class	9.7
Transamerica Short-Term Bond, Class I2	5.5
Transamerica International Focus VP, Initial Class	3.2
Transamerica Small Cap Value, Class I2	1.6
Transamerica Small Cap Growth, Class I2	1.6
WisdomTree Japan Hedged Equity Fund	1.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076204
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Tactical Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.42%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[73],[74]
AssetsNet	$ 736,636,668
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$736,636,668
Number of Portfolio Holdings	18
Portfolio Turnover Rate	39%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	49.5%
U.S. Fixed Income Funds	35.7
International Equity Funds	14.5
Other Investment Company	0.0Footnote Reference*
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Aegon Core Bond VP, Initial Class	28.3%
Transamerica JPMorgan Enhanced Index VP, Initial Class	19.6
Transamerica WMC US Growth VP, Initial Class	13.0
Transamerica Large Cap Value, Class I2	12.2
Transamerica TSW International Equity VP, Initial Class	9.7
Transamerica Short-Term Bond, Class I2	5.5
Transamerica International Focus VP, Initial Class	3.2
Transamerica Small Cap Value, Class I2	1.6
Transamerica Small Cap Growth, Class I2	1.6
WisdomTree Japan Hedged Equity Fund	1.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000217588
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs 70/30 Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.53%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[75],[76]
AssetsNet	$ 17,651,402
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$17,651,402
Number of Portfolio Holdings	13
Portfolio Turnover Rate	9%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	49.2%
U.S. Fixed Income Funds	29.1
International Equity Funds	21.2
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica WMC US Growth VP, Initial Class	24.2%
Transamerica Large Cap Value, Class I2	20.1
Transamerica Core Bond, Class I2	16.0
Transamerica International Stock, Class I2	9.1
Transamerica International Equity, Class I2	7.9
Transamerica Bond, Class I2	7.3
Transamerica Aegon Core Bond VP, Initial Class	4.8
Transamerica Aegon Sustainable Equity Income VP, Initial Class	2.5
Transamerica Emerging Markets Equity, Class I2	2.1
Transamerica TSW International Equity VP, Initial Class	2.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062365
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$17	0.33%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[77],[78]
AssetsNet	$ 3,385,286,151
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$3,385,286,151
Number of Portfolio Holdings	13
Portfolio Turnover Rate	8%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	47.1%
U.S. Equity Funds	36.4
International Equity Funds	15.9
Other Investment Company	4.8
Net Other Assets (Liabilities)Footnote Reference^	(4.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Vanguard Total Bond Market ETF	20.2%
iShares Core U.S. Aggregate Bond ETF	19.9
Vanguard S&P 500 ETF	15.8
iShares Core S&P 500 ETF	10.7
Vanguard Intermediate-Term Corporate Bond ETF	7.0
Vanguard FTSE Developed Markets ETF	5.1
State Street SPDR S&P 500 ETF Trust	4.8
iShares Core MSCI Emerging Markets ETF	4.8
iShares Core MSCI EAFE ETF	4.2
iShares Core S&P Mid-Cap ETF	2.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062366
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.58%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[79],[80]
AssetsNet	$ 3,385,286,151
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$3,385,286,151
Number of Portfolio Holdings	13
Portfolio Turnover Rate	8%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	47.1%
U.S. Equity Funds	36.4
International Equity Funds	15.9
Other Investment Company	4.8
Net Other Assets (Liabilities)Footnote Reference^	(4.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Vanguard Total Bond Market ETF	20.2%
iShares Core U.S. Aggregate Bond ETF	19.9
Vanguard S&P 500 ETF	15.8
iShares Core S&P 500 ETF	10.7
Vanguard Intermediate-Term Corporate Bond ETF	7.0
Vanguard FTSE Developed Markets ETF	5.1
State Street SPDR S&P 500 ETF Trust	4.8
iShares Core MSCI Emerging Markets ETF	4.8
iShares Core MSCI EAFE ETF	4.2
iShares Core S&P Mid-Cap ETF	2.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000080975
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$18	0.36%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[81],[82]
AssetsNet	$ 365,949,790
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$365,949,790
Number of Portfolio Holdings	14
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	62.4%
U.S. Equity Funds	26.2
International Equity Funds	10.9
Other Investment Company	3.4
Net Other Assets (Liabilities)Footnote Reference^	(2.9)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Schwab U.S. Aggregate Bond ETF	19.4%
Vanguard Total Bond Market ETF	19.3
iShares Core U.S. Aggregate Bond ETF	19.2
Vanguard S&P 500 ETF	7.4
State Street SPDR S&P 500 ETF Trust	7.4
iShares Core S&P 500 ETF	7.4
Vanguard Intermediate-Term Corporate Bond ETF	4.5
iShares Core MSCI Emerging Markets ETF	3.1
Vanguard FTSE Developed Markets ETF	2.9
iShares Core MSCI EAFE ETF	2.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000080976
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.61%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[83],[84]
AssetsNet	$ 365,949,790
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$365,949,790
Number of Portfolio Holdings	14
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	62.4%
U.S. Equity Funds	26.2
International Equity Funds	10.9
Other Investment Company	3.4
Net Other Assets (Liabilities)Footnote Reference^	(2.9)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Schwab U.S. Aggregate Bond ETF	19.4%
Vanguard Total Bond Market ETF	19.3
iShares Core U.S. Aggregate Bond ETF	19.2
Vanguard S&P 500 ETF	7.4
State Street SPDR S&P 500 ETF Trust	7.4
iShares Core S&P 500 ETF	7.4
Vanguard Intermediate-Term Corporate Bond ETF	4.5
iShares Core MSCI Emerging Markets ETF	3.1
Vanguard FTSE Developed Markets ETF	2.9
iShares Core MSCI EAFE ETF	2.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062367
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Growth ETF VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$17	0.33%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[85],[86]
AssetsNet	$ 1,668,617,394
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,668,617,394
Number of Portfolio Holdings	13
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	54.9%
International Equity Funds	23.6
U.S. Fixed Income Funds	20.8
Other Investment Company	2.9
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Vanguard S&P 500 ETF	19.2%
iShares Core S&P 500 ETF	17.4
State Street SPDR S&P 500 ETF Trust	10.4
Vanguard Total Bond Market ETF	7.5
iShares Core U.S. Aggregate Bond ETF	7.4
iShares Core MSCI Emerging Markets ETF	6.9
Vanguard Intermediate-Term Corporate Bond ETF	5.9
Vanguard FTSE Developed Markets ETF	5.6
iShares Core MSCI EAFE ETF	5.5
iShares MSCI EAFE ETF	5.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062368
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Growth ETF VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.58%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[87],[88]
AssetsNet	$ 1,668,617,394
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,668,617,394
Number of Portfolio Holdings	13
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	54.9%
International Equity Funds	23.6
U.S. Fixed Income Funds	20.8
Other Investment Company	2.9
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Vanguard S&P 500 ETF	19.2%
iShares Core S&P 500 ETF	17.4
State Street SPDR S&P 500 ETF Trust	10.4
Vanguard Total Bond Market ETF	7.5
iShares Core U.S. Aggregate Bond ETF	7.4
iShares Core MSCI Emerging Markets ETF	6.9
Vanguard Intermediate-Term Corporate Bond ETF	5.9
Vanguard FTSE Developed Markets ETF	5.6
iShares Core MSCI EAFE ETF	5.5
iShares MSCI EAFE ETF	5.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000193819
Shareholder Report [Line Items]
Fund Name	Transamerica Great Lakes Advisors Large Cap Value VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.92%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[89],[90]
AssetsNet	$ 87,953,202
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$87,953,202
Number of Portfolio Holdings	45
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	17.9%
Financials	17.4
Information Technology	14.0
Consumer Discretionary	12.2
Health Care	10.8
Communication Services	7.2
Materials	6.0
Energy	4.9
Consumer Staples	3.0
Real Estate	2.6
Utilities	2.5
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Amazon.com, Inc.	6.3%
Apple, Inc.	5.3
Microsoft Corp.	4.2
JPMorgan Chase & Co.	3.7
Exxon Mobil Corp.	3.3
RTX Corp.	2.8
Wells Fargo & Co.	2.7
Quanta Services, Inc.	2.7
Linde PLC	2.6
Parker-Hannifin Corp.	2.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021481
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.83%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[91],[92]
AssetsNet	$ 288,751,259
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$288,751,259
Number of Portfolio Holdings	31
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	27.5%
Industrials	20.7
Consumer Discretionary	12.5
Consumer Staples	11.0
Health Care	8.6
Financials	7.7
Communication Services	5.0
Materials	3.8
Net Other Assets (Liabilities)Footnote Reference^	3.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	22.0%
Canada	9.8
France	8.4
United Kingdom	7.5
Taiwan	7.5
Switzerland	7.5
United States	6.5
Republic of Korea	6.4
Netherlands	6.1
Germany	4.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.5%
SK Hynix, Inc.	6.4
Safran SA	5.4
Ajinomoto Co., Inc.	5.4
ASML Holding NV	4.0
Hoya Corp.	3.8
Linde PLC	3.8
Keyence Corp.	3.8
ITOCHU Corp.	3.6
Compass Group PLC	3.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021482
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.08%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[93],[94]
AssetsNet	$ 288,751,259
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$288,751,259
Number of Portfolio Holdings	31
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	27.5%
Industrials	20.7
Consumer Discretionary	12.5
Consumer Staples	11.0
Health Care	8.6
Financials	7.7
Communication Services	5.0
Materials	3.8
Net Other Assets (Liabilities)Footnote Reference^	3.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	22.0%
Canada	9.8
France	8.4
United Kingdom	7.5
Taiwan	7.5
Switzerland	7.5
United States	6.5
Republic of Korea	6.4
Netherlands	6.1
Germany	4.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.5%
SK Hynix, Inc.	6.4
Safran SA	5.4
Ajinomoto Co., Inc.	5.4
ASML Holding NV	4.0
Hoya Corp.	3.8
Linde PLC	3.8
Keyence Corp.	3.8
ITOCHU Corp.	3.6
Compass Group PLC	3.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus

[1]	Annualized
[2]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[3]	Annualized
[4]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[5]	Annualized
[6]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[7]	Annualized
[8]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[9]	Annualized
[10]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[11]	Annualized
[12]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[13]	Annualized
[14]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[15]	Annualized
[16]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[17]	Annualized
[18]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[19]	Annualized
[20]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[21]	Annualized
[22]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[23]	Annualized
[24]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[25]	Annualized
[26]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[27]	Annualized
[28]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[29]	Annualized
[30]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[31]	Annualized
[32]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[33]	Annualized
[34]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[35]	Annualized
[36]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[37]	Annualized
[38]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[39]	Annualized
[40]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[41]	Annualized
[42]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[43]	Annualized
[44]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[45]	Annualized
[46]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[47]	Annualized
[48]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[49]	Annualized
[50]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[51]	Annualized
[52]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[53]	Annualized
[54]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[55]	Annualized
[56]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[57]	Annualized
[58]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[59]	Annualized
[60]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[61]	Annualized
[62]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[63]	Annualized
[64]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[65]	Annualized
[66]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[67]	Annualized
[68]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[69]	Annualized
[70]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[71]	Annualized
[72]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[73]	Annualized
[74]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[75]	Annualized
[76]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[77]	Annualized
[78]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[79]	Annualized
[80]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[81]	Annualized
[82]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[83]	Annualized
[84]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[85]	Annualized
[86]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[87]	Annualized
[88]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[89]	Annualized
[90]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[91]	Annualized
[92]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[93]	Annualized
[94]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.